Plumb Balanced Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 68.1%	Shares	Value
Automobile Components - 1.2%
Mobileye Global, Inc. - Class A(a)	18,000	$779,760

Beverages - 1.6%
Constellation Brands, Inc. - Class A - Class A	4,500	1,087,875

Broadline Retail - 5.2%
Amazon.com, Inc.(a)	10,000	1,519,400
MercadoLibre, Inc.(a)	1,250	1,964,425
		3,483,825

Commercial Services & Supplies - 5.4%
Copart, Inc.(a)	38,000	1,862,000
VSE Corp.	27,500	1,776,775
		3,638,775

Consumer Finance - 4.7%
American Express Co.	8,000	1,498,720
Discover Financial Services	15,000	1,686,000
		3,184,720

Energy Equipment & Services - 2.4%
Schlumberger NV	30,500	1,587,220

Financial Services - 12.3%
FleetCor Technologies, Inc.(a)	3,200	904,352
Mastercard, Inc. - Class A	5,000	2,132,550
Toast, Inc. - Class A(a)	54,432	993,928
Visa, Inc. - Class A	8,650	2,252,028
WEX, Inc.(a)	10,000	1,945,500
		8,228,358

Health Care Equipment & Supplies - 1.8%
Intuitive Surgical, Inc.(a)	3,500	1,180,760

Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A(a)	16,000	2,235,040

Oil, Gas & Consumable Fuels - 4.0%
Exxon Mobil Corp.	13,000	1,299,740
Phillips 66	10,500	1,397,970
		2,697,710

Personal Care Products - 1.1%
elf Beauty, Inc.(a)	5,000	721,700

Pharmaceuticals - 5.1%
Eli Lilly & Co.	2,300	1,340,716
Novo Nordisk AS - ADR	20,000	2,069,000
		3,409,716

Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc.(a)	10,000	1,474,100
Microchip Technology, Inc.	14,500	1,307,610
NVIDIA Corp.	5,100	2,525,622
		5,307,332

Software - 9.8%
Adobe, Inc.(a)	3,300	1,968,780
Autodesk, Inc.(a)	4,500	1,095,660
Microsoft Corp.	6,000	2,256,240
Mitek Systems, Inc.(a)	94,000	1,225,760
		6,546,440

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	8,000	1,540,240
TOTAL COMMON STOCKS (Cost $24,792,037)		45,629,471

CORPORATE BONDS - 29.2%	Par	Value
Aerospace & Defense - 1.4%
Boeing Co., 2.95%, 02/01/2030	1,000,000	902,921

Banks - 16.3%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	835,250
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,700,000	1,542,919
Bank of America NA, 6.12% (SOFR + 0.78%), 08/18/2025 (b)	700,000	701,857
Citigroup, Inc.
6.00% (3 mo. Term SOFR + 1.61%), 04/25/2024 (b)	250,000	249,335
4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	1,000,000	932,463
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	454,122
JPMorgan Chase & Co., 6.75% (3 mo. Term SOFR + 4.04%), Perpetual (b)	2,325,000	2,321,826
Pinnacle Financial Partners, Inc., 4.13% to 09/15/2024 then 3 mo. LIBOR US + 2.78%, 09/15/2029	1,575,000	1,510,436
TriState Capital Holdings, Inc., 5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030	500,000	475,462
Wells Fargo & Co., 4.05%, 08/15/2026 (c)	500,000	492,802
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,428,750
		10,945,222

Building Products - 0.7%
Carlisle Cos., Inc., 3.50%, 12/01/2024	500,000	490,697

Capital Markets - 3.7%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	1,500,000	1,483,587
Goldman Sachs Group, Inc., 7.38% (3 mo. Term SOFR + 1.96%), 04/05/2026 (b)	1,000,000	1,007,938
		2,491,525

Chemicals - 1.1%
Sherwin-Williams Co., 3.13%, 06/01/2024	720,000	712,522

Health Care Equipment & Services - 0.9%
CVS Pass-Through Trust, 6.94%, 01/10/2030	144,932	148,183
HCA, Inc., 3.50%, 09/01/2030	500,000	453,805
		601,988

Hotels, Restaurants & Leisure - 1.9%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,299,700

Insurance - 0.7%
Old Republic International Corp., 4.88%, 10/01/2024	500,000	496,312

IT Services - 0.5%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	347,529

Oil & Gas - 0.4%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	248,224

Oil, Gas & Consumable Fuels - 1.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,069,263
TOTAL CORPORATE BONDS (Cost $20,651,310)		19,605,903

U.S. GOVERNMENT AGENCY ISSUE - 1.1%	Par	Value
United States of America, 2.44%, 04/18/2024	750,000	743,808
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $744,558)		743,808

U.S. TREASURY OBLIGATION - 0.7%	Par	Value
United States Treasury Note/Bond, 0.38%, 04/15/2024	500,000	493,132
TOTAL U.S. TREASURY OBLIGATION (Cost $493,108)		493,132

SHORT-TERM INVESTMENT - 0.7%
Money Market Fund - 0.7%	Shares
First American Government Obligations Fund - Class X, 5.25%(d)	443,650	443,650
TOTAL SHORT-TERM INVESTMENT (Cost $443,650)		443,650

TOTAL INVESTMENTS - 99.8% (Cost $47,124,664)		$66,915,964
Other Assets in Excess of Liabilities - 0.2%		162,077
TOTAL NET ASSETS - 100.0%		$67,078,041

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2023.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2023.

Plumb Balanced Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,629,471	$–	$–	$45,629,471
Corporate Bonds	–	19,605,903	–	19,605,903
U.S. Government Agency Issues	–	743,808	–	743,808
U.S. Treasury Obligations	–	493,132	–	493,132
Money Market Funds	443,650	–	–	443,650
Total Investments	$46,073,121	$20,842,843	$–	$66,915,964

Refer to the Schedule of Investments for industry classifications.